UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    3D Asset Management, Inc.
Address: 111 Founders Plaza, Suite 603
         East Hartford, CT  06108

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John O'Connor
Title:     President / CCO
Phone:     (860) 291-1998

Signature, Place, and Date of Signing:

 /s/  John O'Connor     East Hartford, CT     January 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $190,049 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778    11761   239431 SH       SOLE                   239431        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     3151    29307 SH       SOLE                    29307        0        0
ISHARES TR                     S&P 500 INDEX    464287200    11194    88668 SH       SOLE                    88668        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     3358    57670 SH       SOLE                    57670        0        0
ISHARES TR                     RUSSELL MCP VL   464287473     8031   178417 SH       SOLE                   178417        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     8896   137128 SH       SOLE                   137128        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     6233    87675 SH       SOLE                    87675        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     7774    78378 SH       SOLE                    78378        0        0
ISHARES TR                     BARCLYS INTER CR 464288638     8453    80370 SH       SOLE                    80370        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     1368    27291 SH       SOLE                    27291        0        0
ISHARES TR                     MSCI VAL IDX     464288877     2017    39719 SH       SOLE                    39719        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     9700   178110 SH       SOLE                   178110        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     1236    40082 SH       SOLE                    40082        0        0
SPDR SERIES TRUST              WELLS FG PFD ETF 78464A292      243     5449 SH       SOLE                     5449        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     8003   336103 SH       SOLE                   336103        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607     5964    97744 SH       SOLE                    97744        0        0
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     7980   150225 SH       SOLE                   150225        0        0
SPDR SERIES TRUST              BRCLYS INTER ETF 78464A672     3146    53709 SH       SOLE                    53709        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     5943    72300 SH       SOLE                    72300        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      226     3627 SH       SOLE                     3627        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751     3433    47266 SH       SOLE                    47266        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     2426    50398 SH       SOLE                    50398        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     2517    69614 SH       SOLE                    69614        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717X867      241     4637 SH       SOLE                     4637        0        0
WISDOMTREE TRUST               DRYFS CURR ETF   97717W133     3806   168714 SH       SOLE                   168714        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281     7502   137657 SH       SOLE                   137657        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     7191   120466 SH       SOLE                   120466        0        0
WISDOMTREE TRUST               LRGECP VALUE FD  97717W547     2321    58495 SH       SOLE                    58495        0        0
WISDOMTREE TRUST               SMLCAP EARN FD   97717W562    10981   211373 SH       SOLE                   211373        0        0
WISDOMTREE TRUST               MDCP EARN FUND   97717W570    15641   289704 SH       SOLE                   289704        0        0
WISDOMTREE TRUST               INTL SMCAP DIV   97717W760    12094   233606 SH       SOLE                   233606        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     7219   139220 SH       SOLE                   139220        0        0